Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease cost
Nine Months Ended
September 30, 2021
Operating lease cost – amortization of ROU	$45,299
Operating lease cost – interest expense on lease liability	$5,513
Weighted Average Remaining Lease Term - Operating leases	2.25 years
Weighted Average Discount Rate - Operating leases	5%

Nine Months Ended
September 30, 2020
Operating lease cost– amortization of ROU	$48,220
Operating lease cost – interest expense on lease liability	$814
Weighted Average Remaining Lease Term - Operating leases	0.42 years
Weighted Average Discount Rate - Operating leases	3%

Year Ended
December 31, 2020
Operating lease cost – amortization of ROU	$54,694
Operating lease cost – interest expense on lease liability	$825
Weighted Average Remaining Lease Term - Operating leases	-
Weighted Average Discount Rate - Operating leases	3%

Schedule of lease cost ,lease term
Three Months Ended
September 30, 2021
Operating lease cost – amortization of ROU	$15,329
Operating lease cost – interest expense on lease liability	$1,610

Three Months Ended
September 30, 2020
Operating lease cost– amortization of ROU	$16,372
Operating lease cost – interest expense on lease liability	$160

Schedule of maturities of the office lease liabilities
Operating Leases
For the years ended September 30, 2022,	$67,604
For the years ended September 30, 2023	67,604
Total undiscounted cash flows	135,208
Less: imputed interest	(6,523)
Present value of lease liabilities	$128,685